FAIR VALUE MEASUREMENT (Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis) (Details) - Contingent Consideration Obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the year	$ 4,983	$ 7,896
Acquisition date fair value of contingent consideration related to investment in CoolTouch (see Note 1b1)		100
Changes in the fair value of contingent consideration in RBT and Cooltouch, net	$ (4,105)	(3,013)
Fair value at the end of the year	$ 878	$ 4,983